Segments and Geographic Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NET SALES TO EXTERNAL CUSTOMERS
Net sales	$ 377,742,872	$ 144,352,840	[1]
GROSS PROFIT
Gross profit	3,167,834	7,164,447	[1]
Operating Segments
NET SALES TO EXTERNAL CUSTOMERS
Net sales	383,171,656	144,352,840
GROSS PROFIT
Gross profit	379,435,961	7,164,447
Legacy YOD | Operating Segments
NET SALES TO EXTERNAL CUSTOMERS
Net sales	0	794,273
GROSS PROFIT
Gross profit	0	31,659
Wecast Services
NET SALES TO EXTERNAL CUSTOMERS
Net sales	377,742,872	143,558,567
Wecast Services | Operating Segments
NET SALES TO EXTERNAL CUSTOMERS
Net sales	377,742,872	143,558,567
GROSS PROFIT
Gross profit	$ 3,167,834	$ 7,132,788

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")